Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 215,601	$ 2,540,679
Reverse of impairment	(4,460,000)
Gain on disposal of equity investment	(400)
Equity loss (income) of subsidiaries	3,797,691	(2,795,731)
Changes in operating assets and liabilities
Other non-current assets	4,460,000
Other current assets	(590,000)	294,000
Due from subsidiaries and the VIE	(40,202,594)	(123,020)
Other payable	162,505	130,397
Net cash (used in) provided by operating activities	(36,617,197)	46,325
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary		(9,999,600)
Net cash used in investing activities		(9,999,600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares	36,500,000	10,000,000
Payment for deferred offering costs	(1,200,000)	(35,806)
Net cash provided by financing activities	35,300,000	9,964,194
Net increase (decrease) in cash	(1,317,197)	10,919
Cash at the beginning of the period	1,356,601	10,711
Cash at the end of the period	$ 39,404	$ 21,630